RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Jul. 31, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2024	May 31, 2022	Jun. 30, 2021	Jun. 25, 2015
IfrsStatementLineItems [Line Items]
Loans receivables			$ 61,683		$ 61,683		$ 49,479
Principal amount			277,400,780		277,400,780		271,344,270
Interest income from affiliates				$ 158,113	302,808	$ 314,488
Settlement through shares					3,250,201	98,400,674
Key management personnel compensation			289,982	111,376	477,845	249,004
Loans receivables										$ 9,765,972
Interest income			369,956	$ 52,917	680,446	$ 93,373
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Loans receivables							49,479	$ 120,062
Principal amount							271,344,270	215,849,667
Settlement through shares							152,482,361	13,335,183	$ 11,860,052
Key management personnel compensation							567,764
Interest income							300,189	94,130	$ 87,923
Amount owed to related parties
Latam logistics investments llc [member]
IfrsStatementLineItems [Line Items]
Loans receivables		$ 4,165,000									$ 6,950,000	$ 4,850,000	$ 3,015,000
Loans maturity		December 31, 2023
Principal amount			$ 6,265,000		$ 6,265,000
Annual interest rate			9.00%		9.00%
Increased annual interest rate			20.00%		20.00%
Settlement through shares	$ 9,765,972
Loans receivables							$ 7,139,123
Latam logistics investments llc [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Loans receivables		$ 4,165,000											$ 3,015,000
Annual interest rate							9.00%	9.00%
Loans receivables		$ 4,165,000					$ 7,139,123	$ 6,950,000			$ 6,950.00	$ 4,850,000
Ownership interest rate							8.00%
Interest income							$ 644,219	$ 561,372